Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders' Equity [Abstract]
Fair Value Assumptions
The fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model that used the weighted average assumptions in the following table and recognized over the vesting period of four years. The risk‑free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	2017 Grant	2016 Grant
Valuation assumptions:
Dividend yield *	0	0
Expected volatility	66%	66%
Risk-free interest rate	1.87%	1.38%
Expected life (years) **	4.8	4.8

*The option grant was made prior to the dividend distribution. As such, the valuation assumptions reflect the Company’s previous record of not paying dividends.

Stock Option Activity
Share option activity during the past three years is as follows:

	Year Ended December 31,
	2018		2017		2016
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price US$	options	price US$	options	price US$
Outstanding at January 1	1,173,433	2.80	1,653,434	2.82	1,151,121	3.28
Granted	-	-	154,600	2.75	527,500	1.92
Forfeited and cancelled	(43,159)	2.53	(152,698)	2.77	(25,187)	5.00
Exercised	(610,489)	2.79	(481,903)	2.87	-	0.00

Outstanding at year end	519,785	3.16	1,173,433	2.80	1,653,434	2.82

Vested at year end	217,976	2.85	490,086	3.36	725,466	3.32

Schedule of Options Outstanding

			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	options	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2018	519,785	3.16	4.14	1,886

Vested and expected to vest at December 31, 2018	508,684	3.16	4.14	1,846

Exercisable at December 31, 2018	217,976	2.85	3.14	855

Information about Share Options
The following table summarizes information about share options at December 31, 2018:

			Weighted
			average
			remaining
			Contractual term
	Number of		(years)
	outstanding	Number	of outstanding
Exercise price US$	options	exercisable	options
0-2	179,154	73,797	4.22
2-5	340,631	144,179	4.10
	519,785	217,976	4.14

Information about Nonvested Options
The following table summarizes information about non-vested options at December 31, 2018:

		Weighted
		average
		grant- date
	Options	fair value
Balance at January 1, 2018	683,347	1.58
Granted	-	-
Vested	(348,962)	1.32
Forfeited	(32,576)	1.45

Balance at December 31, 2018	301,809	2.04

Restricted Share Unit Activity	The following table summarizes information about RSUs at December 31, 2018:
RSUs
Balance at January 1, 2018	86,500
Granted	1,051,054
Forfeited	(2,700)

Balance at December 31, 2018	1,134,854